NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
NET (LOSS) INCOME PER SHARE [Abstract]
Schedule of the Calculation of Basic and Diluted Earnings per Share

The calculations of basic and diluted earnings per share are computed as follows:

	For the years ended December 31,
	2012	2013	2014

Net (loss) income attributable to Actions Semiconductor Co., Ltd. shareholders	$(2,202)	$124	$(30,361)
Shares:
Weighted average shares outstanding used in computing basic net (loss) income per share	412,706,341	412,103,255	395,380,921
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	-	13,311,756	-
Weighted average shares outstanding used in computing diluted net (loss) income per share	412,706,341	425,415,011	395,380,921
Net (loss) income per share, basic	$(0.0053)	$0.0003	$(0.0768)
Net (loss) income per share, diluted	$(0.0053)	$0.0003	$(0.0768)